Loans and financings (Details Narrative)													12 Months Ended
	Jul. 31, 2021 USD ($)	Jul. 28, 2021 USD ($)	Jul. 09, 2021 USD ($)	Jul. 09, 2021 BRL (R$)	Jun. 28, 2021 USD ($)	Jun. 23, 2021 USD ($)	Jun. 23, 2021 BRL (R$)	Jun. 18, 2021 BRL (R$)	May 28, 2021 USD ($)	May 28, 2021 BRL (R$)	Jan. 23, 2021 USD ($)	Jan. 23, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 BRL (R$)	Jul. 09, 2021 BRL (R$)	Jan. 22, 2021 USD ($)	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings													$ 46,713,000	$ 146,002,000
Accrued Intrest													(96,565,000)	(97,422,000)	$ (67,369,000)
Repayments of noncurrent borrowings			$ 92,902,000
Repayment of principal													251,044,000	542,983,000	19,437,000
Payment of accrued interest													1,290,000	1,234,000
Amount drawn down													59,771,000	1,296,496,000	106,229,000
Loans and financings			102,042,000										1,699,315,000	2,024,314,000	$ 1,508,557,000
Export credit note one [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings					$ 42,969,000		R$ 245,000,000											$ 250,000,000
Interest income on impaired financial assets accrued					$ 50,077	$ 294,000	R$ 2,974,000				$ 51,105,000	R$ 12,905,000
Global financial institution [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			90,512,000														R$ 477,000,000
Accrued Intrest			2,389,000	R$ 12,592,000
Global financial institution [member] | Swaps1 [member]
Disclosure of detailed information about borrowings [line items]
Repayments of noncurrent borrowings			$ 12,398,000
Export credit note [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings													14,660,000
Repayment of principal		$ 80,000,000
Payment of accrued interest	$ 211,000
Loans and financings													135,077,000	2,342,210,000
Bndes may2021 loan agreement [member]
Disclosure of detailed information about borrowings [line items]
Amount drawn down									$ 30,608,000	R$ 160,000,000
Bndes june2021 loan agreement [member]
Disclosure of detailed information about borrowings [line items]
Amount drawn down								R$ 101,300,000	$ 20,136,000
BNDES disbursements [member]
Disclosure of detailed information about borrowings [line items]
Maximum amount of borrowing capacity | R$																R$ 750,000
Borrowings													736,300,000
Loans and financings													$ 50,744,000	$ 87,664,000		R$ 261,300			R$ 475,000,000